Recurring Fair Value Measurements (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
B. Riley Principal 150 Merger Corp.[Member]
Recurring Fair Value Measurements [Line Items]
Change in decrease in fair value	$ 195,866